PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2014
PENSION AND OTHER POST RETIREMENT BENEFITS [Abstract]
PENSION AND OTHER POST RETIREMENT BENEFITS
20	PENSION AND OTHER POST RETIREMENT BENEFITS

Pursuant to the relevant PRC regulations, the Company's PRC subsidiaries are required to make contributions at rates ranging from 10% to 22% of their employees' salaries and wages to a defined contribution retirement scheme organized by the local social security bureaus. The amount of contributions charged to general and administrative expenses and sales, marketing and other operating expenses in the consolidated statements of comprehensive income was RMB37,824, RMB39,152 and RMB40,550 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group has no other obligation to make payments in respect of retirement benefits of the employees.